Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets
Schedule of intangible assets
	2026 USD	2025 USD
Software and related licences — at cost	1,012,604	89,092
Software and related licences — accumulated amortisation	(816,011)	(30,706)
	196,593	58,386

Schedule of reconciliation of carrying amount

Reconciliation of carrying amount

	2026 USD	2025 USD
Carrying amount at the beginning of the year	58,386	89,092
Assets acquired through business combinations	6,312	–
Additions	161,190	–
Amortisation for the year	(30,225)	(30,706)
Net exchange differences	930	–
Carrying amount at the end of the year	196,593	58,386